Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 58,576	₩ 29,843
Less: Assets, non-current	(28,304)	(4,732)
Assets, Current	30,272	25,111
Liabilities, Total	20,096	57,308
Less: Liabilities, non-current	(19,177)	(56,366)
Liabilities, Current	919	942
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, Total	1,464	599
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	55,569	29,843
Liabilities, Total	18,632	54,074
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 3,007
Liabilities, Total		₩ 2,635